Investments (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary estimates of fair values of the ALP assets acquired and liabilities assumed by Teekay Offshore on the acquisition date.

As at
(in thousands of U.S. dollars)	March 14, 2014
$
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616